Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation. The accompanying Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles (GAAP) in the United States and include the assets, liabilities, results of operations and cash flows of the Company and its majority-owned and controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications
Reclassifications.  Certain amounts in previously issued financial statements have been reclassified to conform with the 2017 presentation. This includes the reclassification of $19.8 million and $19.2 million from other revenue to advertising revenue in the Consolidated Statements of Operations for the years ended December 31, 2016 and 2015, respectively.

Use of Estimates
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the amounts reported in the financial statements. Management bases its estimates and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in those estimates. On an ongoing basis, the Company evaluates its estimates and assumptions.

Business Combinations
Business Combinations.  The purchase price of an acquisition is allocated to the assets acquired, including intangible assets, and liabilities assumed, based on their respective fair values at the acquisition date. Acquisition-related costs are expensed as incurred. The excess of the cost of an acquired entity over the net of the amounts assigned to the assets acquired and liabilities assumed is recognized as goodwill. The net assets and results of operations of an acquired entity are included in the Company’s Consolidated Financial Statements from the acquisition date.

Cash and Cash Equivalents
Cash and Cash Equivalents.  Cash and cash equivalents consist of cash on hand, short-term investments with original maturities of three months or less and investments in money market funds with weighted average maturities of three months or less.

Restricted Cash
Restricted Cash. Restricted cash represents amounts held for students that were received from U.S. Federal and state governments under various aid grant and loan programs, such as Title IV of the U.S. Federal Higher Education Act of 1965 (Higher Education Act), as amended, that the Company is required to maintain pursuant to U.S. Department of Education (ED) and other regulations. Federal regulations stipulate that the Company has a fiduciary responsibility to segregate Federal funds from all other funds to ensure the funds are only used for the benefit of eligible students. The regulations further indicate that funds received under Federal aid programs are held in trust for the intended student beneficiary and the ED, and as trustee of these funds, the Company may not use the funds for any other purpose until the funds are applied to eligible student charges, which occurs within three days of the receipt of the funds. Restricted cash also includes (i) certain funds that the Company may be required to return if a student who receives Title IV program funds withdraws from a program and (ii) funds required to be held by non-U.S. higher education institutions for prepaid tuition.

Concentration of Credit Risk
Concentration of Credit Risk. Cash and cash equivalents are maintained with several financial institutions domestically and internationally. Deposits held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with investment-grade credit ratings. The Company routinely assesses the financial strength of significant customers, and this assessment, combined with the large number and geographical diversity of its customers, limits the Company’s concentration of risk with respect to trade accounts receivable.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts. Accounts receivable have been reduced by an allowance for amounts that may be uncollectible in the future. This estimated allowance is based primarily on the aging category, historical collection experience and management’s evaluation of the financial condition of the customer. The Company generally considers an account past due or delinquent when a student or customer misses a scheduled payment. The Company writes off accounts receivable balances deemed uncollectible against the allowance for doubtful accounts following the passage of a certain period of time, or generally when the account is turned over for collection to an outside collection agency.

Investments in Marketable Equity Securities
Investments in Marketable Equity Securities. The Company’s investments in marketable equity securities are classified as available-for-sale and, therefore, are recorded at fair value in the Consolidated Financial Statements, with the change in fair value during the period excluded from earnings and recorded net of income taxes as a separate component of other comprehensive income. If the fair value of a marketable equity security declines below its cost basis and the decline is considered other than temporary, the Company will record a write-down, which is included in earnings. The Company uses the average cost method to determine the basis of the securities sold or reclassified out of other comprehensive income.

Fair Value Measurements
Fair Value Measurements. Fair value measurements are determined based on the assumptions that a market participant would use in pricing an asset or liability based on a three-tiered hierarchy that draws a distinction between market participant assumptions based on (i) observable inputs, such as quoted prices in active markets (Level 1); (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2); and (iii) unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value (Level 3). Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measure. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held, without consideration of transaction costs. Assets and liabilities that are measured using significant other observable inputs are primarily valued by reference to quoted prices of similar assets or liabilities in active markets, adjusted for any terms specific to that asset or liability.
The Company measures certain assets—including goodwill; intangible assets; property, plant and equipment; cost and equity-method investments—at fair value on a nonrecurring basis when they are deemed to be impaired. The fair value of these assets is determined with valuation techniques using the best information available and may include quoted market prices, market comparables and discounted cash flow models.

Fair Value of Financial Instruments
Fair Value of Financial Instruments. The carrying amounts reported in the Company’s Consolidated Financial Statements for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, the current portion of deferred revenue and the current portion of debt approximate fair value because of the short-term nature of these financial instruments. The fair value of long-term debt is determined based on a number of observable inputs, including the current market activity of the Company’s publicly traded notes, trends in investor demands and market values of comparable publicly traded debt. The fair value of the interest rate hedge is determined based on a number of observable inputs, including time to maturity and market interest rates.

Inventories and Contracts in Progress
Inventories and Contracts in Progress. Inventories and contracts in progress are stated at the lower of cost or net realizable values and are based on the first-in, first-out (FIFO) method. Inventory costs include direct material, direct and indirect labor, and applicable manufacturing overhead. The Company allocates manufacturing overhead based on normal production capacity and recognizes unabsorbed manufacturing costs in earnings. The provision for excess and obsolete inventory is based on management’s evaluation of inventories on hand relative to historical usage, estimated future usage and technological developments.

Property, Plant and Equipment
Property, Plant and Equipment. Property, plant and equipment is recorded at cost and includes interest capitalized in connection with major long-term construction projects. Replacements and major improvements are capitalized; maintenance and repairs are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the property, plant and equipment: 3 to 20 years for machinery and equipment; 20 to 50 years for buildings. The costs of leasehold improvements are amortized over the lesser of their useful lives or the terms of the respective leases.

Evaluation of Long-Lived Assets
Evaluation of Long-Lived Assets. The recoverability of long-lived assets and finite-lived intangible assets is assessed whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. A long-lived asset is considered to not be recoverable when the undiscounted estimated future cash flows are less than the asset’s recorded value. An impairment charge is measured based on estimated fair market value, determined primarily using estimated future cash flows on a discounted basis. Losses on long-lived assets to be disposed of are determined in a similar manner, but the fair market value would be reduced for estimated costs to dispose.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets. Goodwill is the excess of purchase price over the fair value of identified net assets of businesses acquired. The Company’s intangible assets with an indefinite life are principally from trade names and trademarks, and FCC licenses. Amortized intangible assets are primarily student and customer relationships and trade names and trademarks, with amortization periods up to 10 years. Costs associated with renewing or extending intangible assets are insignificant and expensed as incurred.
The Company reviews goodwill and indefinite-lived intangible assets at least annually, as of November 30, for possible impairment. Goodwill and indefinite-lived intangible assets are reviewed for possible impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit or indefinite-lived intangible asset below its carrying value. The Company tests its goodwill at the reporting unit level, which is an operating segment or one level below an operating segment. The Company initially assesses qualitative factors to determine if it is necessary to perform the goodwill or indefinite-lived intangible asset quantitative impairment review. The Company reviews the goodwill and indefinite-lived assets for impairment using the quantitative process if, based on its assessment of the qualitative factors, it determines that it is more likely than not that the fair value of a reporting unit or indefinite-lived intangible asset is less than its carrying value, or if it decides to bypass the qualitative assessment. The Company reviews the carrying value of goodwill and indefinite-lived intangible assets utilizing a discounted cash flow model, and, where appropriate, a market value approach is also utilized to supplement the discounted cash flow model. The Company makes assumptions regarding estimated future cash flows, discount rates, long-term growth rates and market values to determine the estimated fair value of each reporting unit and indefinite-lived intangible asset. If these estimates or related assumptions change in the future, the Company may be required to record impairment charges.

Investments in Affiliates
Investments in Affiliates. The Company uses the equity method of accounting for its investments in and earnings or losses of affiliates that it does not control, but over which it exerts significant influence. The Company considers whether the fair values of any of its equity method investments have declined below their carrying values whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If the Company considered any such decline to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), a write-down would be recorded to estimated fair value.

Cost Method Investments
Cost Method Investments.  The Company uses the cost method of accounting for its minority investments in nonpublic companies where it does not have significant influence over the operations and management of the investee. Investments are recorded at the lower of cost or fair value as estimated by management. Charges recorded to write down cost method investments to their estimated fair value and gross realized gains or losses upon the sale of cost method investments are included in other income (expense), net, in the Company’s Consolidated Statements of Operations. Fair value estimates are based on a review of the investees’ product development activities, historical financial results and projected discounted cash flows. The Company includes cost method investments in deferred charges and other assets in the Company’s Consolidated Balance Sheets.

Revenue Recognition
Revenue Recognition.  Revenue is recognized when persuasive evidence of an arrangement exists, the fees are fixed or determinable, the product or service has been delivered and collectability is reasonably assured. The Company considers the terms of each arrangement to determine the appropriate accounting treatment.
Education revenues.  Tuition revenue is recognized ratably over the period of instruction as services are delivered to students, net of any refunds, corporate discounts, scholarships and employee tuition discounts. At KTP, Professional (U.S.), and International divisions, estimates of average student course length are developed for each course, and these estimates are evaluated on an ongoing basis and adjusted as necessary. Online access revenue is recognized ratably over the period of access. Course material revenue is recognized over the same period as the tuition or online access, if related, or when the products are delivered, if not related. Other revenues, such as student support services, are recognized when the services are provided.
KHE, through the Kaplan Commitment program, provides first-time undergraduate students with a risk-free trial period. Under the program, KHE monitors academic progress and conducts assessments to help determine whether students are likely to be successful in their chosen course of study. Students who withdraw or are subject to dismissal during the risk-free trial period do not incur any significant financial obligation. The Company does not recognize revenues related to coursework until the students complete the risk-free period and decide to continue with their studies, at which time the fees become fixed or determinable.
KHE’s refund policy may permit students who do not complete a course to be eligible for a refund for the portion of the course they did not attend. The amount of the refund differs by school, program and state, as some states require different policies. Refunds generally result in a reduction in deferred revenue during the period that a student drops or withdraws from a class because the associated tuition revenue is recognized daily over the period of instruction as the services are delivered.
Television broadcasting revenues. Advertising revenues are recognized, net of agency commissions, when the underlying advertisement is broadcast. Retransmission revenues are recognized over the term of the agreement based on monthly subscriber counts and contractual rates.
Revenue presentation. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company acts as a principal or an agent in the transaction. In certain cases, the Company is considered the agent, and the Company records revenue equal to the net amount retained when the fee is earned. In these cases, costs incurred with third-party suppliers are excluded from the Company’s revenue. The Company assesses whether it or the third-party supplier is the primary obligor and evaluates the terms of its customer arrangements as part of this assessment. In addition, the Company considers other key indicators such as latitude in establishing price, inventory risk, nature of services performed, discretion in supplier selection and credit risk.
SocialCode LLC (SocialCode), a wholly owned subsidiary, is a marketing and insights company that manages digital advertising for leading brands on digital media platforms like Facebook, Twitter, Instagram, Snapchat, Pinterest and YouTube. Donald E. Graham, the Chairman of the Company’s Board, was a member of the Board of Directors of Facebook, Inc. through June 10, 2015. SocialCode’s revenues are reported on a net basis; therefore, the Company’s Statements of Operations exclude the media acquisition costs incurred related to the relevant advertising platforms.
Deferred revenue.  Amounts received from customers in advance of revenue recognition are deferred as liabilities. Deferred revenue to be earned after one year is included in other noncurrent liabilities in the Company’s Consolidated Balance Sheets.

Leases
Leases. The Company leases substantially all of its educational facilities and enters into various other lease agreements in conducting its business. At the inception of each lease, the Company evaluates the lease agreement to determine whether the lease is an operating or capital lease. Additionally, many of the Company’s lease agreements contain renewal options, tenant improvement allowances, rent holidays and/or rent escalation clauses. When such items are included in a lease agreement, the Company records a deferred rent asset or liability in the Consolidated Financial Statements and records these items in rent expense evenly over the terms of the lease.
The Company is also required to make additional payments under operating lease terms for taxes, insurance and other operating expenses incurred during the operating lease period; such items are expensed as incurred. Rental deposits are included as other assets in the Company’s Consolidated Balance Sheets for lease agreements that require payments in advance or deposits held for security that are refundable, less any damages, at the end of the respective lease.

Pensions and Other Postretirement Benefits
Pensions and Other Postretirement Benefits. The Company maintains various pension and incentive savings plans. Most of the Company’s employees are covered by these plans. The Company also provides healthcare and life insurance benefits to certain retired employees. These employees become eligible for benefits after meeting age and service requirements.
The Company recognizes the overfunded or underfunded status of a defined benefit postretirement plan as an asset or liability in its Consolidated Balance Sheets and recognizes changes in that funded status in the year in which the changes occur through comprehensive income. The Company measures changes in the funded status of its plans using the projected unit credit method and several actuarial assumptions, the most significant of which are the discount rate, the expected return on plan assets and rate of compensation increase. The Company uses a measurement date of December 31 for its pension and other postretirement benefit plans.

Self-Insurance
Self-Insurance. The Company uses a combination of insurance and self-insurance for a number of risks, including claims related to employee healthcare and dental care, disability benefits, workers’ compensation, general liability, property damage and business interruption. Liabilities associated with these plans are estimated based on, among other things, the Company’s historical claims experience, severity factors and other actuarial assumptions. The expected loss accruals are based on estimates, and, while the Company believes that the amounts accrued are adequate, the ultimate loss may differ from the amounts provided.

Income Taxes
Income Taxes. The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records net deferred tax assets to the extent that it believes these assets will more likely than not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations; this evaluation is made on an ongoing basis. In the event the Company were to determine that it was able to realize net deferred income tax assets in the future in excess of their net recorded amount, the Company would record an adjustment to the valuation allowance, which would reduce the provision for income taxes.
The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. The Company records a liability for the difference between the benefit recognized and measured for financial statement purposes and the tax position taken or expected to be taken on the Company’s tax return. Changes in the estimate are recorded in the period in which such determination is made.

Foreign Currency Translation
Foreign Currency Translation. Income and expense accounts of the Company’s non-United States operations where the local currency is the functional currency are translated into United States (U.S.) dollars using the current rate method, whereby operating results are converted at the average rate of exchange for the period, and assets and liabilities are converted at the closing rates on the period end date. Gains and losses on translation of these accounts are accumulated and reported as a separate component of equity and other comprehensive income. Gains and losses on foreign currency transactions, including foreign currency denominated intercompany loans on entities with a functional currency in U.S. dollars, are recognized in the Consolidated Statements of Operations.

Equity-Based Compensation
Equity-Based Compensation. The Company measures compensation expense for awards settled in shares based on the grant date fair value of the award. The Company measures compensation expense for awards settled in cash, or that may be settled in cash, based on the fair value at each reporting date. The Company recognizes the expense over the requisite service period, which is generally the vesting period of the award.

Earnings Per Share
Earnings Per Share. Basic earnings per share is calculated under the two-class method. The Company treats restricted stock as a participating security due to its nonforfeitable right to dividends. Under the two-class method, the Company allocates to the participating securities their portion of dividends declared and undistributed earnings to the extent the participating securities may share in the earnings as if all earnings for the period had been distributed. Basic earnings per share is calculated by dividing the income available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated similarly except that the weighted average number of common shares outstanding during the period includes the dilutive effect of the assumed exercise of options and restricted stock issuable under the Company’s stock plans. The dilutive effect of potentially dilutive securities is reflected in diluted earnings per share by application of the treasury stock method.

Mandatorily Redeemable Noncontrolling Interest
Mandatorily Redeemable Noncontrolling Interest.  The Company’s mandatorily redeemable noncontrolling interest represents the noncontrolling interest in Graham Healthcare Group (GHG) which is 90% owned. The minority shareholders have an option to put their shares to the Company starting in 2020 and are required to put a percentage of their shares in 2022 and 2024, with the remaining shares required to be put by the minority shareholders in 2026. Since the noncontrolling interest is mandatorily redeemable by 2026, it is reported as a noncurrent liability at December 31, 2017, in the Consolidated Balance Sheets. The Company presents this liability at fair value, which is computed annually as the current redemption value. Changes in the redemption value are recorded as interest expense or income in the Company’s Consolidated Statements of Operations.

Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest.  The Company’s redeemable noncontrolling interest represents the noncontrolling interest in Hoover, which is 97.72% owned. The minority shareholders have an option to put some of their shares to the Company starting in 2019 and the remaining shares starting in 2021. The Company has an option to buy the shares of minority shareholders starting in 2027. The Company presents the redeemable noncontrolling interest at the greater of its carrying amount or redemption value at the end of each reporting period in the Consolidated Balance Sheets. Changes in the redemption value are recorded to capital in excess of par value in the Company’s Consolidated Balance Sheets.

Comprehensive Income
Comprehensive Income. Comprehensive income consists of net income, foreign currency translation adjustments, the change in unrealized gains (losses) on investments in marketable equity securities, net changes in cash flow hedge and pension and other postretirement plan adjustments.

Discontinued Operations
Discontinued Operations. A disposal of a component is reported as discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of discontinued operations (as well as the gain or loss on the disposal) are aggregated and separately presented in the Company’s Consolidated Statements of Operations, net of income taxes.

Recently Adopted and Issued Accounting Pronouncemets
Recently Adopted and Issued Accounting Pronouncements. In May 2014, the Financial Accounting Standards Board (FASB) issued comprehensive new guidance that supersedes all existing revenue recognition guidance. In August 2015, the FASB issued an amendment to the guidance that defers the effective date by one year. The new guidance requires revenue to be recognized when the Company transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The new guidance also significantly expands the disclosure requirements for revenue recognition. The guidance is effective for interim and fiscal years beginning after December 15, 2017. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016. The standard permits two implementation approaches, full retrospective, requiring retrospective application of the new guidance with a restatement of prior years, or modified retrospective, requiring prospective application of the new guidance with disclosure of results under the old guidance in the first year of adoption. The Company will adopt the new guidance on January 1, 2018 using the modified retrospective approach, which requires a cumulative adjustment to retained earnings.
Upon adoption of the new guidance, the Company will record a net increase to the opening balance of retained earnings of approximately $7 million to $12 million. This adjustment primarily results from a change to the Company’s current treatment of certain commissions paid to employees and agents at its education division. The Company currently expenses such commissions as incurred. Under the new guidance, the Company expects to capitalize certain commission costs as an incremental cost of obtaining a contract and subsequently amortize the cost as the tuition services are delivered to students.
The Company has substantially completed its evaluation of the impact of adopting the new guidance, as well as its assessment of the need for any changes to the Company’s accounting policies and internal control structure. As a result, the Company will implement new processes and internal controls to enable the preparation of financial information on adoption. The Company is finalizing its evaluation of new disclosures required by the guidance to determine additional information that will need to be disclosed including the nature and timing of the Company’s performance obligations, deferred revenue contract liabilities, deferred contract cost assets, as well as significant judgments and practical expedients used by the Company in applying the new guidance.
In January 2016, the FASB issued new guidance that substantially revises the recognition, measurement and presentation of financial assets and financial liabilities. The new guidance, among other things, requires (i) equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income, with some exceptions; (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (iii) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (iv) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and (v) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The guidance is effective for interim and fiscal years beginning after December 15, 2017. Early adoption is not permitted.
Upon adoption in the first quarter of 2018, the Company will record a cumulative adjustment of $194.9 million to retained earnings on its Consolidated Balance Sheet related to unrealized gains of available-for-sale securities, net of tax, previously classified within accumulated other comprehensive income, and will recognize any changes in fair value in net income. In addition, the Company expects to elect the measurement alternative to measure cost method investments that do not have a readily determinable fair value at cost less impairment, adjusted by observable price changes with any fair value changes recognized in net income.
In February 2016, the FASB issued new guidance that requires, among other things, a lessee to recognize a right-of-use asset representing an entity’s right to use the underlying asset for the lease term and a liability for lease payments on its balance sheet, regardless of classification of a lease as operating or financing. For leases with a term of twelve months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and liabilities and account for the lease similar to existing guidance for operating leases today. This new guidance supersedes all prior guidance. The guidance is effective for interim and fiscal years beginning after December 15, 2018. Early adoption is permitted. The standard requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is in the process of evaluating the impact of this new guidance on its Consolidated Financial Statements; however, the recognition of right-of-use assets and lease liabilities is expected to have a material effect on its Consolidated Balance Sheet.
In March 2016, the FASB issued new guidance that simplifies the accounting for stock-based compensation. The new guidance (i) requires all excess tax benefits and tax deficiencies to be recognized in the income statement with the tax effects of vested or exercised awards treated as discrete items. Additionally, excess tax benefits will be recognized regardless of whether the benefit reduces taxes payable in the current period, effectively eliminating the APIC pool, (ii) concludes excess tax benefits should be classified as an operating activity in the statement of cash flows, (iii) requires an entity to make an entity-wide accounting policy election to either estimate a forfeiture rate for awards or account for forfeitures as they occur, (iv) changes the threshold for equity classification for cash settlements of awards for withholding requirements to the maximum statutory tax rate in the applicable jurisdiction and (v) concludes cash paid by an employer when directly withholding shares for tax-withholding purposes should be classified as a financing activity in the statement of cash flows. The guidance is effective for interim and fiscal years beginning after December 15, 2016. The Company adopted the new guidance as of January 1, 2017. As a result of adoption, the Company recognized a $5.9 million excess tax benefit as a discrete item in its tax provision related to the vesting of restricted stock awards in the first quarter of 2017. This tax benefit is classified as an operating activity on the Consolidated Statement of Cash Flows. Additionally, the Company elected to account for forfeitures of stock awards as they occur and not estimate a forfeiture rate. The Company does not expect the forfeiture rate election to have a material impact on its financial statements.
In January 2017, the FASB issued new guidance which simplifies the subsequent measurement of goodwill. The new guidance eliminates Step 2 from the goodwill impairment test, which required entities to determine the implied fair value of goodwill as of the test date to measure a goodwill impairment charge. Instead, an entity should continue to test goodwill for impairment by comparing the fair value of a reporting unit with its carrying amount (Step 1), and an impairment charge will be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The guidance is effective for interim and fiscal years beginning after December 15, 2019, with early adoption permitted. The Company early adopted this guidance in the second quarter of 2017.
In March 2017, the FASB issued new guidance that changes the presentation of net periodic pension cost and net periodic postretirement benefit cost for defined benefit plans. The guidance requires an issuer to disaggregate the service cost component of net periodic pension and postretirement benefit cost from other components. Under the new guidance, service cost will be included in the same line item(s) as other compensation costs arising from services rendered by employees during the period, while the other components will be recognized after income from operations. The guidance is effective for interim and fiscal years beginning after December 15, 2017. The guidance must be applied retrospectively; however, a practical expedient is available which permits an employer to use amounts previously disclosed in its pension and postretirement plans footnote for the prior comparative periods.
The Company adopted the new standard in the first quarter of 2018. In combination with the presentation change to net periodic pension cost and net periodic postretirement benefit cost, the Company allocated its costs associated with fringe benefits between operating expenses and selling, general and administrative expenses. Previously, costs related to fringe benefits were generally classified as selling, general and administrative expenses. The amounts in the previously issued financial statements have been reclassified to conform to the reclassified presentation. The effect of these changes to the Consolidated Statement of Operations for 2017, 2016 and 2015 is as follows:

(in thousands)	As Previously Reported	Adjustment	Upon Adoption
Twelve Months Ended December 31, 2017
Operating expenses	$1,359,842	$94,501	$1,454,343
Selling, general and administrative expenses	909,592	(21,802)	887,790
Income from Operations	209,102	(72,699)	136,403
Non-operating pension and postretirement benefit income, net	—	72,699	72,699
Income from Continuing Operations Before Income Taxes	182,789	—	182,789

Twelve Months Ended December 31, 2016
Operating expenses	$1,180,945	$89,085	$1,270,030
Selling, general and administrative expenses	904,517	(8,420)	896,097
Income from Operations	303,534	(80,665)	222,869
Non-operating pension and postretirement benefit income, net	—	80,665	80,665
Income from Continuing Operations Before Income Taxes	250,658	—	250,658

Twelve Months Ended December 31, 2015
Operating expenses	$1,206,153	$100,710	$1,306,863
Selling, general and administrative expenses	1,104,163	(23,395)	1,080,768
Loss from Operations	(80,825)	(77,315)	(158,140)
Non-operating pension and postretirement benefit income, net	—	77,315	77,315
Loss from Continuing Operations Before Income Taxes	(120,890)	—	(120,890)

In February 2018, the FASB issued new guidance that allows an entity to elect to reclassify stranded tax effects resulting from the Tax Cuts and Jobs Act (the Tax Act) from accumulated other comprehensive income to retained earnings. If elected, the amount of the reclassification shall include the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amount and related valuation allowances at the date of enactment of the Tax Act as well as other income tax effects of the Tax Act on items remaining in accumulated other comprehensive income. The guidance is effective for interim and fiscal years beginning after December 15, 2018, with early adoption permitted. The Company early adopted this guidance in the fourth quarter of 2017, and elected to reclassify the income tax effects of the Tax Act of $70.9 million from accumulated other comprehensive income to retained earnings. No other income tax effects related to the application of the Tax Act were reclassified.
Other new pronouncements issued but not effective until after December 31, 2017, are not expected to have a material impact on the Company’s Consolidated Financial Statements.